Touchstone Balanced Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Blend comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.87%	8.83%	8.57%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		7.45%	7.57%	7.90%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.85%	6.76%	6.67%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.62%	5.78%	6.04%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		11.19%	7.85%	7.79%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.34%	8.91%	8.69%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	13.46%	8.93%	8.57%

[1]	Class Y shares of the Fund assumed the performance history of Class I shares of the Predecessor Fund.
[2]	An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.
[3]	The inception date of Class R6 shares was October 28, 2021. Class R6 shares’ performance was calculated using the historical performance of Class A shares for the periods prior to October 28, 2021. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class R6 shares.